Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,206.09
Total Fee Amount	2,206.09
Total Transaction Valuation	15,974,577
Total Offset Amount	0
Net Fee	$ 0